Financial instruments (Tables)	6 Months Ended
Apr. 30, 2019
Text block [abstract]
Summary of Credit Risk Exposures

Under the standardized approach, credit risk is estimated using the risk weights as prescribed by the Basel framework, either based on credit assessments by external rating agencies or based on the counterparty type for non-retail exposures and product type for retail exposures.

Exposure at default(1)	As at
	April 30, 2019			January 31 2019	October 31 2018
($ millions)	AIRB	Standardized	Total	Total	Total
By exposure sub-type
Non-retail
Drawn(2)(3)	$368,240	$66,312	$434,552	$422,234	$425,009
Undrawn commitments	91,515	5,288	96,803	94,532	92,303
Other exposures(4)	96,563	10,458	107,021	104,160	105,232
Total non-retail	$556,318	$82,058	$638,376	$620,926	$622,544
Retail
Drawn(5)	$195,526	$93,743	$289,269	$286,670	$278,605
Undrawn commitments	48,371	–	48,371	47,729	48,085
Total retail	$243,897	$93,743	$337,640	$334,399	$326,690
Total	$800,215	$175,801	$976,016	$955,325	$949,234
(1)	After credit risk mitigation and excludes equity securities and other assets.
(2)	Non-retail AIRB drawn exposures include government guaranteed and privately insured mortgages.
(3)	Non-retail drawn includes loans, bankers’ acceptances, deposits with financial institutions and FVOCI debt securities.
(4)	Includes off-balance sheet lending instruments such as letters of credit, letters of guarantee, securitizations, over-the-counter derivatives and repo-style transactions net of related collateral.
(5)	Retail drawn includes residential mortgages, credit cards, lines of credit and other personal loans.

Summary of VaR by Risk Factor

The table below shows the Bank’s VaR by risk factor along with Stressed VaR:

	For the three months ended			As at	As at
	April 30, 2019			April 30 2019	January 31 2019	April 30 2018
($ millions)	Average	High	Low
Credit spread plus interest rate	$9.6	$13.2	$8.2	$8.5	$9.8	$11.5
Credit spread	6.9	10.2	5.4	6.2	6.1	8.5
Interest rate	6.8	8.0	5.5	6.5	7.0	9.8
Equities	3.3	4.7	2.2	4.1	4.2	3.5
Foreign exchange	3.6	6.4	2.4	3.1	2.5	3.3
Commodities	2.1	3.2	1.5	2.6	2.5	1.7
Debt specific	4.3	5.1	3.6	3.7	4.3	3.2
Diversification effect	(11.6)	n/a	n/a	(12.0)	(12.3)	(11.3)
Total VaR	$11.3	$16.0	$9.2	$10.0	$11.0	$11.9
Total Stressed VaR	$33.7	$41.1	$30.1	$32.0	$34.7	$48.5

Fair Value of Financial Assets and Liabilities Designated at Fair Value Through Profit or Loss and Changes in Fair Value

The following table presents the fair value of assets and liabilities designated at fair value through profit or loss and their changes in fair value.

	Fair value			Change in fair value			Cumulative change in fair value(1)
	As at			For the three months ended				As at
($ millions)	April 30 2019	January 31 2019	April 30 2018	April 30 2019	January 31 2019	April 30 2018	April 30 2019	January 31 2019	April 30 2018
Assets
Investment securities(2)	$14	$14	$13	$–	$–	$–	$–	$–	$–
Liabilities
Senior note liabilities(3)	$10,919	$9,907	$6,575	$(774)	$(176)	$225	$(172)	$602	$193
(1)	The cumulative change in fair value is measured from the instruments’ date of initial recognition.
(2)	Changes in fair value are recorded in non-interest income – other.
(3)

Changes in fair value attributable to changes in the Bank’s own credit risk are recorded in other comprehensive income. Other changes in fair value are recorded in non-interest income – trading revenues.

Changes in Fair Value Attributable to Changes in Bank'S Own Credit Risk for Financial Liabilities Designated at Fair Value

The following table presents the changes in fair value attributable to changes in the Bank’s own credit risk for financial liabilities designated at fair value through profit or loss as well as their contractual maturity and carrying amounts.

	Senior note liabilities
($ millions)	Contractual maturity amount(1)	Carrying value	Difference between carrying value and contractual maturity amount	Changes in fair value for the three month period attributable to changes in own credit risk recorded in other comprehensive income	Cumulative changes in fair value due to changes in own credit risk(1)
As at April 30, 2019	$ 10,747	$ 10,919	$ (172)	$ (43)		$(79)
As at January 31, 2019	$ 10,509	$ 9,907	$ 602	$ 30		$(36)
As at April 30, 2018	$ 6,768	$ 6,575	$ 193	$ (7)		$(50)
(1)	The cumulative change in fair value is measured from the instruments’ date of initial recognition.

Summary of Fair Values of Financial Instruments of Bank Using Valuation Methods and Assumption

The following table sets out the fair values of financial instruments of the Bank and excludes non-financial assets, such as property and equipment, investments in associates, precious metals, goodwill and other intangible assets.

	As at
	April 30, 2019		January 31, 2019		October 31, 2018
($ millions)	Total fair value	Total carrying value	Total fair value	Total carrying value	Total fair value	Total carrying value
Assets:
Cash and deposits with financial institutions	$50,121	$50,121	$52,942	$52,942	$62,269	$62,269
Trading assets	117,140	117,140	106,956	106,956	100,262	100,262
Financial instruments designated at fair value through profit or loss	14	14	14	14	12	12
Securities purchased under resale agreements and securities borrowed	126,090	126,090	127,959	127,959	104,018	104,018
Derivative financial instruments	31,358	31,358	32,161	32,161	37,558	37,558
Investment securities – other	61,214	61,214	57,335	57,335	57,653	57,653
Investment securities – amortized cost	23,820	23,932	20,459	20,651	20,316	20,743
Loans	588,619	583,815	568,656	566,105	553,758	551,834
Customers’ liability under acceptances	12,823	12,823	18,737	18,737	16,329	16,329
Other financial assets	12,761	12,761	13,079	13,079	10,913	10,913
Liabilities:
Deposits	712,949	712,282	690,101	690,879	674,535	676,534
Financial instruments designated at fair value through profit or loss	10,919	10,919	9,907	9,907	8,188	8,188
Acceptances	12,833	12,833	18,746	18,746	16,338	16,338
Obligations related to securities sold short	29,957	29,957	31,621	31,621	32,087	32,087
Derivative financial instruments	33,176	33,176	35,970	35,970	37,967	37,967
Obligations related to securities sold under repurchase agreements and securities lent	124,331	124,331	116,527	116,527	101,257	101,257
Subordinated debentures	7,801	7,554	7,593	7,492	5,267	5,698
Other financial liabilities	38,030	37,601	36,446	36,231	35,432	34,805

Summary of Fair Value Hierarchy of Instruments Carried at Fair Value on a Recurring Basis

The following table outlines the fair value hierarchy and instruments carried at fair value on a recurring basis.

	As at
	As at April 30, 2019				As at January 31, 2019
($ millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Instruments carried at fair value on a recurring basis:
Assets:
Precious metals(1)	$–	$3,504	$39	$3,543	$–	$3,608	$14	$3,622
Trading assets
Loans	–	13,104	–	13,104	–	13,161	–	13,161
Canadian federal government and government guaranteed debt	13,514	1,789	–	15,303	12,497	1,843	–	14,340
Canadian provincial and municipal debt	–	6,892	–	6,892	–	10,043	–	10,043
US treasury and other US agencies’ debt	10,974	–	–	10,974	9,070	–	–	9,070
Other foreign governments’ debt	3,793	2,847	–	6,640	3,068	2,161	–	5,229
Corporate and other debt	3	9,714	15	9,732	8	9,548	18	9,574
Income funds	35	–	–	35	31	–	–	31
Equity securities	52,830	719	–	53,549	44,499	261	–	44,760
Other(2)	911	–	–	911	748	–	–	748
	$82,060	$38,569	$54	$120,683	$69,921	$40,625	$32	$110,578
Financial assets designated at fair value through profit or loss	$14	$–	$–	$14	$14	$–	$–	$14
Investment securities(3)
Canadian federal government and government guaranteed debt	6,350	2,565	–	8,915	5,186	2,646	–	7,832
Canadian provincial and municipal debt	241	2,763	–	3,004	237	3,291	–	3,528
US treasury and other US agencies’ debt	22,198	507	–	22,705	20,218	473	–	20,691
Other foreign governments’ debt	8,284	10,531	31	18,846	9,827	9,830	31	19,688
Corporate and other debt	188	1,698	16	1,902	230	1,944	17	2,191
Mortgage-backed securities	–	3,787	–	3,787	–	1,600	–	1,600
Equity securities	1,033	246	776	2,055	833	271	701	1,805
	$38,294	$22,097	$823	$61,214	$36,531	$20,055	$749	$57,335
Derivative financial instruments
Interest rate contracts	$–	$10,459	$29	$10,488	$–	$9,934	$46	$9,980
Foreign exchange and gold contracts	2	16,773	–	16,775	–	18,771	–	18,771
Equity contracts	778	890	2	1,670	578	221	2	801
Credit contracts	–	189	–	189	–	307	–	307
Commodity contracts	8	2,228	–	2,236	68	2,234	–	2,302
	$788	$30,539	$31	$31,358	$646	$31,467	$48	$32,161
Liabilities:
Deposits(4)	$–	$(51)	$–	$(51)	$–	$(205)	$–	$(205)
Financial liabilities designated at fair value through profit or loss	–	10,919	–	10,919	–	9,907	–	9,907
Obligations related to securities sold short	25,327	4,630	–	29,957	26,434	5,187	–	31,621
Derivative financial instruments
Interest rate contracts	–	10,580	20	10,600	–	10,761	32	10,793
Foreign exchange and gold contracts	1	16,502	–	16,503	3	18,186	–	18,189
Equity contracts	865	2,629	2	3,496	967	2,712	7	3,686
Credit contracts	–	56	–	56	–	58	–	58
Commodity contracts	–	2,521	–	2,521	26	3,218	–	3,244
	$866	$32,288	$22	$33,176	$996	$34,935	$39	$35,970
(1)	The fair value of precious metals is determined based on quoted market prices and forward spot prices, where applicable.
(2)	Represents energy related assets.
(3)	Excludes debt investment securities measured at amortized cost of $23,932 (January 31, 2019 – $20,651).
(4)	These amounts represent embedded derivatives bifurcated from structured notes.

	As at October 31, 2018
($ millions)	Level 1	Level 2	Level 3	Total
Instruments carried at fair value on a recurring basis:
Assets:
Precious metals(1)	$–	$3,175	$16	$3,191
Trading assets
Loans	–	14,334	–	14,334
Canadian federal government and government guaranteed debt	13,003	–	–	13,003
Canadian provincial and municipal debt	–	10,159	–	10,159
US treasury and other US agencies’ debt	7,164	–	–	7,164
Other foreign governments’ debt	4,610	1,833	–	6,443
Corporate and other debt	3	8,984	18	9,005
Income funds	29	–	–	29
Equity securities	39,513	158	–	39,671
Other(2)	454	–	–	454
	$64,776	$38,643	$34	$103,453
Financial assets designated at fair value through profit or loss	$12	$–	$–	$12
Investment securities(3)
Canadian federal government and government guaranteed debt	6,373	2,518	–	8,891
Canadian provincial and municipal debt	366	3,986	–	4,352
US treasury and other US agencies’ debt	18,472	669	–	19,141
Other foreign governments’ debt	10,457	9,485	48	19,990
Corporate and other debt	732	1,818	13	2,563
Mortgage-backed securities	–	906	–	906
Equity securities	838	263	709	1,810
	$37,238	$19,645	$770	$57,653
Derivative financial instruments
Interest rate contracts	$–	$8,927	$112	$9,039
Foreign exchange and gold contracts	5	22,197	–	22,202
Equity contracts	797	1,556	8	2,361
Credit contracts	–	349	–	349
Commodity contracts	92	3,515	–	3,607
	$894	$36,544	$120	$37,558
Liabilities:
Deposits(4)	$–	$(401)	$–	$(401)
Financial liabilities designated at fair value through profit or loss	–	8,188	–	8,188
Obligations related to securities sold short	24,563	7,524	–	32,087
Derivative financial instruments
Interest rate contracts	–	11,012	74	11,086
Foreign exchange and gold contracts	–	20,537	–	20,537
Equity contracts	1,057	1,884	5	2,946
Credit contracts	–	70	–	70
Commodity contracts	34	3,294	–	3,328
	$1,091	$36,797	$79	$37,967
(1)	The fair value of precious metals is determined based on quoted market prices and forward spot prices.
(2)	Represents energy related assets.
(3)	Excludes debt investment securities measured at amortized cost of $20,743.
(4)	These amounts represent embedded derivatives bifurcated from structured notes.

Summary of Changes in Level 3 Instruments Carried at Fair Value

The following table summarizes the changes in Level 3 instruments carried at fair value for the three months ended April 30, 2019.

All positive balances represent assets and negative balances represent liabilities. Consequently, positive amounts indicate purchases of assets or settlements of liabilities and negative amounts indicate sales of assets or issuances of liabilities.

	As at April 30, 2019
($ millions)	Fair value, beginning of the quarter	Gains/ (losses) recorded in income	Gains/ (losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into/out of Level 3	Fair value, end of the quarter	Changes in unrealized gains/(losses) recorded in income for instruments still held (1)
Precious metals	$14	$–	$–	$25	$–	$–	$39	$–
	14	–	–	25	–	–	39	–
Trading assets
Corporate and other debt	18	–	–	–	(7)	4	15	–
	18	–	–	–	(7)	4	15	–
Investment securities
Other foreign governments’ debt	31	–	–	–	–	–	31	n/a
Corporate and other debt	17	–	3	–	–	(4)	16	n/a
Equity securities	701	5	14	92	(36)	–	776	5
	749	5	17	92	(36)	(4)	823	5
Derivative financial instruments – assets
Interest rate contracts	46	(16)	–	–	(1)	–	29	(16)
Equity contracts	2	–	–	–	–	–	2	–	(2)
Derivative financial instruments – liabilities
Interest rate contracts	(32)	11	–	–	1	–	(20)	11	(3)
Equity contracts	(7)	3	–	–	–	2	(2)	3	(2)
	9	(2)	–	–	–	2	9	(2)
Total	$790	$3	$17	$117	$(43)	$2	$886	$3
(1)	These amounts represent the gains and losses from fair value changes of Level 3 instruments still held at the end of the period that are recorded in the Consolidated Statement of Income.
(2)

Certain unrealized gains and losses on derivative assets and liabilities are largely offset by mark-to-market changes on other instruments included in trading revenues in the Consolidated Statement of Income, since these instruments act as an economic hedge to certain derivative assets and liabilities.

(3)

Certain unrealized losses on interest rate derivative contracts are largely offset by mark-to-market changes on embedded derivatives on certain deposit liabilities in the Consolidated Statement of Income.

The following tables summarize the changes in Level 3 instruments carried at fair value for the three months ended January 31, 2019 and October 31, 2018:

	As at January 31, 2019
($ millions)	Fair value, beginning of the quarter	Gains/ (losses) recorded in income	(1)	Gains/ (losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into/ out of Level 3	Fair value, end of the quarter
Precious metals	$16	$–		$–	$–	$ (2)	$–	$14
Trading assets	18	–		–	–	–	–	18
Investment securities	770	12		11	85	(99)	(30)	749
Derivative financial instruments	41	(27)		–	1	(2)	(4)	9
(1)	Gains or losses for items in Level 3 may be offset with losses or gains on related hedges in Level 1 or Level 2.

	As at October 31, 2018
($ millions)	Fair value, beginning of the quarter	Gains/ (losses) recorded in income	(1)	Gains/ (losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into/ out of Level 3	Fair value, end of the quarter
Precious metals	$11	$–		$–	$5	$–	$–	$16
Trading assets	20	–		–	–	(2)	–	18
Investment securities	750	9		–	70	(39)	(20)	770
Derivative financial instruments	28	2		–	–	–	11	41
(1)	Gains or losses for items in Level 3 may be offset with losses or gains on related hedges in Level 1 or Level 2.